United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	LEIFX
B	LEIBX
C	LEICX
F	LFEIX
R	FDERX
Institutional	LEISX

Federated Equity Income Fund, Inc.
Fund Established 1986

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	82.5%
International Equity Securities	11.2%
Domestic Fixed-Income Securities	5.6%
Cash Equivalents[2]	1.0%
Other Assets and Liabilities—Net[3]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At May 31, 2016, the Fund's sector composition4 was as follows:
Sector Classification	Percentage of Equity Securities
Financials	23.5%
Health Care	14.9%
Information Technology	12.6%
Industrials	12.3%
Energy	11.0%
Consumer Staples	7.6%
Consumer Discretionary	6.1%
Utilities	5.1%
Telecommunication Services	3.6%
Materials	3.3%
TOTAL	100.0%
4	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Shares		Value
	COMMON STOCKS—93.7%
	Consumer Discretionary—5.7%
97,772	Comcast Corp., Class A	$6,188,968
143,803	Darden Restaurants, Inc.	9,754,158
89,806	Foot Locker, Inc.	5,021,952
478,615	Ford Motor Co.	6,456,516
110,362	Home Depot, Inc.	14,581,027
157,130	Lowe's Cos., Inc.	12,590,827
137,579	M.D.C. Holdings, Inc.	3,197,336
104,145	TJX Cos., Inc.	7,927,517
39,172	Target Corp.	2,694,250
	TOTAL	68,412,551
	Consumer Staples—7.2%
853,964	Ahold NV, ADR	18,908,129
284,308	Altria Group, Inc.	18,093,361
48,910	Campbell Soup Co.	2,962,479
213,895	ConAgra Foods, Inc.	9,775,002
107,914	General Mills, Inc.	6,774,841
67,426	Mondelez International, Inc.	2,999,783
112,883	PepsiCo, Inc.	11,420,373
88,578	Philip Morris International, Inc.	8,740,877
44,054	Wal-Mart Stores, Inc.	3,118,142
37,291	Walgreens Boots Alliance, Inc.	2,886,323
	TOTAL	85,679,310
	Energy—10.3%
308,356	Apache Corp.	17,619,462
264,644	Baker Hughes, Inc.	12,274,189
308,140	Canadian Natural Resources Ltd.	9,164,084
132,975	China Petroleum & Chemical Corp., ADR	9,075,544
386,750	Eni SpA, ADR	11,776,537
33,211	Exxon Mobil Corp.	2,956,443
93,751	Imperial Oil Ltd.	2,987,649
83,174	Marathon Petroleum Corp.	2,896,950
88,878	National Oilwell Varco, Inc.	2,928,530
586,052	Noble Corp. PLC	4,887,674
229,539	Suncor Energy, Inc.	6,346,753
1,353,013	Technip SA, ADR	18,414,507
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Energy—continued
36,682	Tesoro Petroleum Corp.	$2,864,131
354,086	Valero Energy Corp.	19,368,504
	TOTAL	123,560,957
	Financials—22.0%
43,806	Allstate Corp.	2,957,343
81,551	American Financial Group, Inc.	5,976,057
309,851	American International Group, Inc.	17,934,176
1,420,151	Bank of America Corp.	21,004,033
212,871	Bank of New York Mellon Corp.	8,953,354
25,290	BlackRock, Inc.	9,201,767
33,445	CME Group, Inc.	3,273,931
46,976	Chubb Ltd.	5,947,631
99,147	Digital Realty Trust, Inc.	9,463,581
218,872	Discover Financial Services	12,434,118
311,196	General Growth Properties, Inc.	8,361,837
759,375	Hartford Financial Services Group, Inc.	34,300,969
234,792	Hospitality Properties Trust	6,010,675
408,687	JPMorgan Chase & Co.	26,675,001
57,206	Marsh & McLennan Cos., Inc.	3,779,601
373,367	NASDAQ, Inc.	24,645,956
843,539	Old Republic International Corp.	16,162,207
172,141	PNC Financial Services Group	15,447,933
11,537	Public Storage, Inc.	2,927,052
247,294	STORE Capital Corp.	6,313,416
43,475	Sun Communities, Inc.	3,035,859
28,579	The Travelers Cos., Inc.	3,262,007
146,762	U.S. Bancorp	6,284,349
67,944	Vornado Realty Trust L.P.	6,490,011
63,369	Wells Fargo & Co.	3,214,076
	TOTAL	264,056,940
	Health Care—14.0%
78,010	Abbott Laboratories	3,091,536
187,712	Aetna, Inc.	21,254,630
127,025	Amgen, Inc.	20,063,599
111,026	Anthem, Inc.	14,673,196
76,279	Cardinal Health, Inc.	6,022,227
230,948	Gilead Sciences, Inc.	20,106,333
276,845	GlaxoSmithKline PLC, ADR	11,729,923
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Health Care—continued
247,712	Johnson & Johnson	$27,914,665
221,050	Merck & Co., Inc.	12,436,273
384,045	Pfizer, Inc.	13,326,361
329,545	Teva Pharmaceutical Industries Ltd., ADR	17,093,499
	TOTAL	167,712,242
	Industrials—11.5%
172,940	Alaska Air Group, Inc.	11,483,216
207,087	Apogee Enterprises, Inc.	9,364,474
88,143	Boeing Co.	11,119,239
47,759	Deluxe Corp.	3,110,544
95,442	Eaton Corp. PLC	5,882,090
117,608	Fluor Corp.	6,207,350
141,957	General Dynamics Corp.	20,139,440
87,590	Huntington Ingalls Industries, Inc.	13,437,182
89,610	Ingersoll-Rand PLC, Class A	5,986,844
563,157	Masco Corp.	18,381,445
226,714	Nielsen Holdings PLC	12,104,260
36,777	Northrop Grumman Corp.	7,821,365
30,724	Stanley Black & Decker, Inc.	3,477,342
29,836	United Technologies Corp.	3,000,905
103,737	Waste Management, Inc.	6,322,770
	TOTAL	137,838,466
	Information Technology—11.8%
148,507	Apple, Inc.	14,829,909
283,660	Avnet, Inc.	11,638,570
98,977	CA, Inc.	3,198,937
217,061	CSRA, Inc.	5,376,601
977,554	Cisco Systems, Inc.	28,397,944
115,828	EMC Corp.	3,237,393
234,766	Hewlett Packard Enterprise Co.	4,336,128
20,020	IBM Corp.	3,077,875
122,650	Juniper Networks, Inc.	2,871,236
39,219	Lam Research Corp.	3,247,725
498,322	Maxim Integrated Products, Inc.	18,916,303
470,264	Microsoft Corporation	24,923,992
74,053	Oracle Corp.	2,976,931
49,513	TE Connectivity Ltd.	2,970,780
120,303	Taiwan Semiconductor Manufacturing Co., Ltd, ADR	2,973,890
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued
	Information Technology—continued
147,226	Texas Instruments, Inc.	$8,921,895
	TOTAL	141,896,109
	Materials—3.1%
159,428	Avery Dennison Corp.	11,858,255
127,904	Cabot Corp.	5,846,492
115,301	Dow Chemical Co.	5,921,859
348,127	Worthington Industries, Inc.	13,006,025
	TOTAL	36,632,631
	Telecommunication Services—3.4%
75,970	AT&T, Inc.	2,974,226
139,329	BCE, Inc.	6,414,707
191,926	CenturyLink, Inc.	5,205,033
520,946	Verizon Communications, Inc.	26,516,151
	TOTAL	41,110,117
	Utilities—4.7%
121,006	American Electric Power Co., Inc.	7,832,718
66,775	DTE Energy Co.	6,055,157
81,869	Dominion Resources, Inc.	5,915,035
89,258	Duke Energy Corp.	6,982,653
107,704	Exelon Corp.	3,691,016
58,600	NextEra Energy, Inc.	7,039,032
137,686	PPL Corp.	5,306,419
94,762	Public Service Enterprises Group, Inc.	4,240,600
47,865	Sempra Energy	5,127,299
95,038	Southern Co.	4,698,679
	TOTAL	56,888,608
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,006,273,124)	1,123,787,931
	INVESTMENT COMPANIES—6.7%[1]
10,524,942	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[2]	10,524,942
11,461,586	High Yield Bond Portfolio	69,801,059
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $81,714,537)	80,326,001
	TOTAL INVESTMENTS—100.4% (IDENTIFIED COST $1,087,987,661)[3]	1,204,113,932
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(4,987,709)
	TOTAL NET ASSETS—100%	$1,199,126,223
Semi-Annual Shareholder Report

1	Affiliated holdings.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$983,057,903	$—	$—	$983,057,903
International	140,730,028	—	—	140,730,028
Investment Companies[1]	10,524,942	—	—	80,326,001
TOTAL SECURITIES	$1,134,312,873	$—	$—	$1,204,113,932
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $69,801,059 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.91	$25.35	$24.30	$19.18	$17.54	$15.95
Income From Investment Operations:
Net investment income	0.23	0.45[1]	0.40	0.42[1]	0.57[1]	0.52[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(1.15)	(1.05)	2.11	5.13	1.58	1.58
TOTAL FROM INVESTMENT OPERATIONS	(0.92)	(0.60)	2.51	5.55	2.15	2.10
Less Distributions:
Distributions from net investment income	(0.33)	(0.36)	(0.40)	(0.43)	(0.58)	(0.51)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(0.23)	(1.48)	(1.06)	—	—	—
TOTAL DISTRIBUTIONS	(0.56)	(1.84)	(1.46)	(0.43)	(0.58)	(0.51)
Regulatory Settlement Proceeds[2]	—	—	—	0.00[3]	0.07	—
Net Asset Value, End of Period	$21.43	$22.91	$25.35	$24.30	$19.18	$17.54
Total Return[4]	(4.05)%	(2.58)%	10.78%	29.31%[2]	12.75%[2]	13.28%
Ratios to Average Net Assets:
Net expenses	1.13%[5,6]	1.12%[6]	1.12%[6]	1.13%[6]	1.13%	1.13%[6]
Net investment income	2.18%[5]	1.90%	1.65%	1.89%	3.03%	2.98%
Expense waiver/reimbursement[7]	0.01%[5]	0.00%[8]	0.00%[8]	0.03%	0.04%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$870,634	$987,263	$1,128,344	$1,129,857	$359,348	$344,681
Portfolio turnover	65%	123%	118%	123%	84%	123%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13%, 1.12%, 1.12%, 1.13% and 1.13% for the six months ended May 31, 2016, and for the years ended November 30, 2015, 2014, 2013 and 2011, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.84	$25.27	$24.26	$19.15	$17.52	$15.93
Income From Investment Operations:
Net investment income	0.15	0.25[1]	0.21	0.25[1]	0.43[1]	0.37[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(1.16)	(1.03)	2.10	5.13	1.56	1.59
TOTAL FROM INVESTMENT OPERATIONS	(1.01)	(0.78)	2.31	5.38	1.99	1.96
Less Distributions:
Distributions from net investment income	(0.24)	(0.17)	(0.24)	(0.27)	(0.43)	(0.37)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(0.23)	(1.48)	(1.06)	—	—	—
TOTAL DISTRIBUTIONS	(0.47)	(1.65)	(1.30)	(0.27)	(0.43)	(0.37)
Regulatory Settlement Proceeds[2]	—	—	—	0.00[3]	0.07	—
Net Asset Value, End of Period	$21.36	$22.84	$25.27	$24.26	$19.15	$17.52
Total Return[4]	(4.46)%	(3.33)%	9.89%	28.32%[2]	11.85%[2]	12.37%
Ratios to Average Net Assets:
Net expenses	1.94%[5,6]	1.91%[6]	1.92%[6]	1.89%[6]	1.91%	1.96%[6]
Net investment income	1.37%[5]	1.08%	0.86%	1.14%	2.27%	2.14%
Expense waiver/reimbursement[7]	0.01%[5]	0.00%[8]	0.01%	0.09%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,959	$56,032	$67,749	$72,282	$27,003	$24,097
Portfolio turnover	65%	123%	118%	123%	84%	123%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.94%, 1.91%, 1.92%, 1.89% and 1.95% for the six months ended May 31, 2016, and for the years ended November 30, 2015, 2014, 2013 and 2011, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.87	$25.30	$24.29	$19.17	$17.54	$15.95
Income From Investment Operations:
Net investment income	0.15	0.27[1]	0.21	0.25[1]	0.43[1]	0.38[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(1.15)	(1.04)	2.10	5.14	1.56	1.58
TOTAL FROM INVESTMENT OPERATIONS	(1.00)	(0.77)	2.31	5.39	1.99	1.96
Less Distributions:
Distributions from net investment income	(0.25)	(0.18)	(0.24)	(0.27)	(0.43)	(0.37)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(0.23)	(1.48)	(1.06)	—	—	—
TOTAL DISTRIBUTIONS	(0.48)	(1.66)	(1.30)	(0.27)	(0.43)	(0.37)
Regulatory Settlement Proceeds[2]	—	—	—	0.00[3]	0.07	—
Net Asset Value, End of Period	$21.39	$22.87	$25.30	$24.29	$19.17	$17.54
Total Return[4]	(4.43)%	(3.30)%	9.90%	28.34%[2]	11.83%[2]	12.35%
Ratios to Average Net Assets:
Net expenses	1.89%[5,6]	1.88%[6]	1.89%[6]	1.89%[6]	1.91%	1.96%[6]
Net investment income	1.42%[5]	1.13%	0.88%	1.13%	2.28%	2.15%
Expense waiver/reimbursement[7]	0.02%[5]	0.00%[8]	0.00%[8]	0.03%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,249	$106,212	$122,977	$120,801	$39,707	$33,111
Portfolio turnover	65%	123%	118%	123%	84%	123%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.89%, 1.88%, 1.89%, 1.89% and 1.95% for the six months ended May 31, 2016, and for the years ended November 30, 2015, 2014, 2013 and 2011, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.93	$25.36	$24.31	$19.19	$17.56	$15.96
Income From Investment Operations:
Net investment income	0.20	0.40[1]	0.34	0.37[1]	0.52[1]	0.47[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(1.16)	(1.05)	2.11	5.13	1.56	1.59
TOTAL FROM INVESTMENT OPERATIONS	(0.96)	(0.65)	2.45	5.50	2.08	2.06
Less Distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.34)	(0.38)	(0.52)	(0.46)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(0.23)	(1.48)	(1.06)	—	—	—
TOTAL DISTRIBUTIONS	(0.53)	(1.78)	(1.40)	(0.38)	(0.52)	(0.46)
Regulatory Settlement Proceeds[2]	—	—	—	0.00[3]	0.07	—
Net Asset Value, End of Period	$21.44	$22.93	$25.36	$24.31	$19.19	$17.56
Total Return[4]	(4.21)%	(2.78)%	10.51%	28.98%[2]	12.38%[2]	12.97%
Ratios to Average Net Assets:
Net expenses	1.38%[5,6]	1.36%[6]	1.36%[6]	1.38%[6]	1.41%	1.46%[6]
Net investment income	1.94%[5]	1.70%	1.40%	1.71%	2.78%	2.67%
Expense waiver/reimbursement[7]	0.01%[5]	0.00%[8]	0.00%[8]	0.01%	0.02%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,486	$55,424	$53,854	$44,121	$26,622	$23,396
Portfolio turnover	65%	123%	118%	123%	84%	123%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.40%, respectively.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.38%, 1.36%, 1.36%, 1.38% and 1.45% for the six months ended May 31, 2016, and for the years ended November 30, 2015, 2014, 2013 and 2011, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,		Period Ended 11/30/2013[1]
		2015	2014
Net Asset Value, Beginning of Period	$22.92	$25.35	$24.30	$20.22
Income From Investment Operations:
Net investment income	0.21	0.42[2]	0.36	0.31[2]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(1.16)	(1.05)	2.11	4.07
TOTAL FROM INVESTMENT OPERATIONS	(0.95)	(0.63)	2.47	4.38
Less Distributions:
Distributions from net investment income	(0.31)	(0.32)	(0.36)	(0.30)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(0.23)	(1.48)	(1.06)	—
TOTAL DISTRIBUTIONS	(0.54)	(1.80)	(1.42)	(0.30)
Regulatory Settlement Proceeds[3]	—	—	—	0.00[4]
Net Asset Value, End of Period	$21.43	$22.92	$25.35	$24.30
Total Return[5]	(4.18)%	(2.70)%	10.59%	21.81%[3]
Ratios to Average Net Assets:
Net expenses	1.30%[6,7]	1.28%[7]	1.29%[7]	1.27%[7,6]
Net investment income	2.01%[6]	1.78%	1.48%	1.65%[6]
Expense waiver/reimbursement[8]	0.26%[6]	0.25%	0.25%	0.25%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,176	$23,732	$25,145	$24,833
Portfolio turnover	65%	123%	118%	123%[9]
1	Reflects operations for the period from January 23, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	On September 9, 2013, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00%.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.30%, 1.28%, 1.29% and 1.27% for the six months ended May 31, 2016, for the years ended November 30, 2015 and 2014, and for the period ended November 30, 2013, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,			Period Ended 11/30/2012[1]
		2015	2014	2013
Net Asset Value, Beginning of Period	$22.90	$25.34	$24.29	$19.18	$19.38
Income From Investment Operations:
Net investment income	0.26	0.49[2]	0.46	0.46[2]	0.45[2]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(1.16)	(1.03)	2.12	5.14	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	(0.90)	(0.54)	2.58	5.60	0.17
Less Distributions:
Distributions from net investment income	(0.35)	(0.42)	(0.47)	(0.49)	(0.44)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	(0.23)	(1.48)	(1.06)	—	—
TOTAL DISTRIBUTIONS	(0.58)	(1.90)	(1.53)	(0.49)	(0.44)
Regulatory Settlement Proceeds[3]	—	—	—	0.00[4]	0.07
Net Asset Value, End of Period	$21.42	$22.90	$25.34	$24.29	$19.18
Total Return[5]	(3.93)%	(2.33)%	11.08%	29.58%[3]	1.29%[3]
Ratios to Average Net Assets:
Net expenses	0.87%[6,7]	0.86%[7]	0.85%[7]	0.89%[7]	0.89%[6]
Net investment income	2.43%[6]	2.06%	1.93%	2.04%	3.57%[6]
Expense waiver/reimbursement[8]	0.01%[6]	0.00%[9]	0.00%[9]	0.01%	0.03%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$113,622	$149,593	$255,673	$180,394	$7,169
Portfolio turnover	65%	123%	118%	123%	84%[10]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had a total return impact of less than 0.00% and 0.36%, respectively.
4	Represents less than $0.01.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.87%, 0.86%, 0.85% and 0.89% for the six months ended May 31, 2016, for the years ended November 30, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Represents less than 0.01%.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $80,326,001 of investment in affiliated holdings (Note 5) (identified cost $1,087,987,661)		$1,204,113,932
Income receivable		3,384,126
Receivable for investments sold		19,435,358
Receivable for shares sold		188,432
TOTAL ASSETS		1,227,121,848
Liabilities:
Payable for investments purchased	$26,085,446
Payable for shares redeemed	1,228,794
Payable to adviser (Note 5)	19,673
Payable for Directors'/Trustees' fees (Note 5)	1,926
Payable for distribution services fee (Note 5)	104,730
Payable for other service fees (Notes 2 and 5)	222,061
Accrued expenses (Note 5)	332,995
TOTAL LIABILITIES		27,995,625
Net assets for 55,971,606 shares outstanding		$1,199,126,223
Net Assets Consist of:
Paid-in capital		$1,147,383,376
Net unrealized appreciation of investments		116,126,271
Accumulated net realized loss on investments, futures contracts, written options and foreign currency transactions		(64,573,479)
Undistributed net investment income		190,055
TOTAL NET ASSETS		$1,199,126,223
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($870,633,899 ÷ 40,627,197 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$21.43
Offering price per share (100/94.50 of $21.43)	$22.68
Redemption proceeds per share	$21.43
Class B Shares:
Net asset value per share ($48,959,004 ÷ 2,291,920 shares outstanding), $0.001 par value, 200,000,000 shares authorized	$21.36
Offering price per share	$21.36
Redemption proceeds per share (94.50/100 of $21.36)	$20.19
Class C Shares:
Net asset value per share ($92,249,387 ÷ 4,312,605 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$21.39
Offering price per share	$21.39
Redemption proceeds per share (99.00/100 of $21.39)	$21.18
Class F Shares:
Net asset value per share ($52,485,791 ÷ 2,447,692 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$21.44
Offering price per share (100/99.00 of $21.44)	$21.66
Redemption proceeds per share (99.00/100 of $21.44)	$21.23
Class R Shares:
Net asset value per share ($21,176,304 ÷ 988,068 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$21.43
Offering price per share	$21.43
Redemption proceeds per share	$21.43
Institutional Shares:
Net asset value per share ($113,621,838 ÷ 5,304,124 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$21.42
Offering price per share	$21.42
Redemption proceeds per share	$21.42
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $2,353,918 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $202,268)			$20,230,937
Expenses:
Investment adviser fee (Note 5)		$3,662,806
Administrative fee (Note 5)		477,386
Custodian fees		25,525
Transfer agent fee (Note 2)		1,048,325
Directors'/Trustees' fees (Note 5)		9,352
Auditing fees		14,475
Legal fees		3,812
Portfolio accounting fees		91,328
Distribution services fee (Note 5)		660,587
Other service fees (Notes 2 and 5)		1,341,860
Share registration costs		44,488
Printing and postage		54,276
Taxes		56,586
Miscellaneous (Note 5)		11,993
TOTAL EXPENSES		7,502,799
Reimbursements, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(22,564)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(66,801)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(11,555)
TOTAL REIMBURSEMENTS, WAIVER AND REDUCTION		(100,920)
Net expenses			7,401,879
Net investment income			12,829,058
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(37,343,608)
Net realized loss on futures contracts			(6,643,885)
Net change in unrealized appreciation of investments			(27,565,569)
Net change in unrealized appreciation of futures contracts			(2,114,104)
Net realized and unrealized loss on investments, futures contracts, written options and foreign currency transactions			(73,667,166)
Change in net assets resulting from operations			$(60,838,108)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,829,058	$27,540,701
Net realized gain (loss) on investments, futures contracts, written options and foreign currency transactions	(43,987,493)	42,549,674
Net change in unrealized appreciation/depreciation of investments, futures and foreign currency transactions	(29,679,673)	(107,135,062)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(60,838,108)	(37,044,687)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(13,791,212)	(16,018,506)
Class B Shares	(580,664)	(447,017)
Class C Shares	(1,120,266)	(854,560)
Class F Shares	(746,029)	(714,752)
Class R Shares	(317,162)	(324,353)
Institutional Shares	(2,096,680)	(3,420,122)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(9,673,231)	(65,822,831)
Class B Shares	(549,620)	(3,969,851)
Class C Shares	(1,029,481)	(7,188,055)
Class F Shares	(553,472)	(3,178,136)
Class R Shares	(234,563)	(1,450,293)
Institutional Shares	(1,443,928)	(15,172,359)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,136,308)	(118,560,835)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Share Transactions:
Proceeds from sale of shares	38,939,328	128,102,421
Net asset value of shares issued to shareholders in payment of distributions declared	29,976,830	109,576,402
Cost of shares redeemed	(155,071,959)	(357,559,356)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(86,155,801)	(119,880,533)
Change in net assets	(179,130,217)	(275,486,055)
Net Assets:
Beginning of period	1,378,256,440	1,653,742,495
End of period (including undistributed net investment income of $190,055 and $6,013,010, respectively)	$1,199,126,223	$1,378,256,440
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Equity Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense reimbursements, waiver and reduction of $100,920 are disclosed in various locations in this Note 2, Note 5 and Note 6. For the six months ended May 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$739,364	$(31,365)
Class B Shares	55,467	(842)
Class C Shares	85,180	(4,962)
Class F Shares	39,526	—
Class R Shares	35,211	—
Institutional Shares	93,577	(2,950)
TOTAL	$1,048,325	$(40,119)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,096,142
Class B Shares	62,269
Class C Shares	118,483
Class F Shares	64,966
TOTAL	$1,341,860
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration risk, individual security risk, market risk, sector/asset class risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
At May 31, 2016, the Fund had no outstanding futures contracts.
The average notional value of long contracts held by the Fund throughout the period was $49,741,607. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2016, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to increase yield, income and return, and to manage currency risk, individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2016, the Fund had no outstanding written option contracts.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Written Options	Total
Equity contracts	$(6,643,885)	$(7,019)	$(6,650,904)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(2,114,104)
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	791,653	$16,718,888	2,308,951	$54,774,109
Shares issued to shareholders in payment of distributions declared	1,008,800	21,927,936	3,189,320	76,447,761
Shares redeemed	(4,258,848)	(89,194,166)	(6,926,530)	(163,815,186)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,458,395)	$(50,547,342)	(1,428,259)	$(32,593,316)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	128,268	$2,693,595	344,028	$8,139,429
Shares issued to shareholders in payment of distributions declared	46,792	1,020,470	168,990	4,049,666
Shares redeemed	(336,081)	(7,030,652)	(740,672)	(17,399,321)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(161,021)	$(3,316,587)	(227,654)	$(5,210,226)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	199,169	$4,196,700	525,474	$12,402,782
Shares issued to shareholders in payment of distributions declared	88,278	1,926,376	299,337	7,180,088
Shares redeemed	(618,459)	(13,049,361)	(1,041,018)	(24,556,885)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(331,012)	$(6,926,285)	(216,207)	$(4,974,015)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	207,786	$4,432,673	463,968	$10,958,987
Shares issued to shareholders in payment of distributions declared	56,229	1,224,323	151,765	3,640,236
Shares redeemed	(233,659)	(4,918,824)	(321,828)	(7,547,383)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	30,356	$738,172	293,905	$7,051,840

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class R Shares:	Shares	Amount	Shares	Amount
Share sold	124,457	$2,624,249	297,225	$6,928,833
Shares issued to shareholders in payment of distributions declared	24,702	537,634	71,314	1,709,228
Shares redeemed	(196,695)	(4,128,670)	(324,863)	(7,704,839)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(47,536)	$(966,787)	43,676	$933,222

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Share sold	399,692	$8,273,223	1,452,737	$34,898,281
Shares issued to shareholders in payment of distributions declared	153,794	3,340,091	689,912	16,549,423
Shares redeemed	(1,780,437)	(36,750,286)	(5,701,190)	(136,535,742)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,226,951)	$(25,136,972)	(3,558,541)	$(85,088,038)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,194,559)	$(86,155,801)	(5,093,080)	$(119,880,533)
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $1,087,987,661. The net unrealized appreciation of investments for federal tax purposes was $116,126,271. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $131,375,135 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,248,864.
As of November 30, 2015, for federal income tax purposes, the Fund had $227,304 in straddle loss deferrals.
At November 30, 2015, the Fund had a capital loss carryforward of $14,226,916 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$14,226,916	NA	$14,226,916
As a result of the April 2013 tax-free transfer of assets from Federated Capital Appreciation Fund, the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$186,807	$—
Class C Shares	355,449	—
Class F Shares	64,966	—
Class R Shares	53,365	(26,682)
TOTAL	$660,587	$(26,682)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC retained $189,760 of fees paid by the Fund. For the six months ended May 31, 2016, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $18,059 in sales charges from the sale of Class A Shares. FSC also retained $49,541 of CDSC relating to redemptions of Class B Shares, $1,884 relating to redemptions of Class C Shares and $9,864 relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $131,757 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.34% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $3,883,007.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $22,564. Transactions involving the affiliated holdings during the six months ended May 31, 2016, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	6,325,668	11,075,830	17,401,498
Purchases/Additions	304,922,107	385,756	305,307,863
Sales/Reductions	(300,722,833)	—	(300,722,833)
Balance of Shares Held 5/31/2016	10,524,942	11,461,586	21,986,528
Value	$10,524,942	$69,801,059	$80,326,001
Dividend Income	$78,240	$2,275,678	$2,353,918
Semi-Annual Shareholder Report

6. EXPENSE Reduction
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2016, the Fund's expenses were reduced by $11,555 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$778,269,377
Sales	$874,969,259
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. SUBSEQUENT EVENTS
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$959.50	$5.54
Class B Shares	$1,000	$955.40	$9.48
Class C Shares	$1,000	$955.70	$9.24
Class F Shares	$1,000	$957.90	$6.75
Class R Shares	$1,000	$958.20	$6.41
Institutional Shares	$1,000	$960.70	$4.26
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.35	$5.70
Class B Shares	$1,000	$1,015.30	$9.77
Class C Shares	$1,000	$1,015.55	$9.52
Class F Shares	$1,000	$1,018.10	$6.96
Class R Shares	$1,000	$1,018.45	$6.61
Institutional Shares	$1,000	$1,020.65	$4.39
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class B Shares	1.94%
Class C Shares	1.89%
Class F Shares	1.38%
Class R Shares	1.31%
Institutional Shares	0.87%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Equity Income Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Equity Income Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313915100
CUSIP 313915209
CUSIP 313915308
CUSIP 313915407
CUSIP 313915605
CUSIP 313915506
8110102 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 26, 2016